Accounts receivable (Schedule of accounts receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	$ 22,697,242	$ 17,038,913
Holdback Receivable	1,536,115	974,878
Other receivables1	240,560	270,536
Sales tax receivable	380,112	850,167
Accounts receivable	18,624,631	17,639,616
Allowance for expected credit losses	4,693,283	520,000	$ 0
Utilisation Allowance Account For Credit Losses Of Financial Assets	4,150,000	512,592
Current
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	6,578,269	1,919,786
1 - 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	15,959	32,028
31 - 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	57,944	7,006,652
61 - 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	718,239	788,330
Greater than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	13,790,716	6,317,239
Allowance for expected credit losses	4,693,283	$ 520,000
Allowance for expected credit loss included through business combination	$ 543,283